INITIAL PUBLIC OFFERING (Details) - USD ($)		6 Months Ended	9 Months Ended
	Apr. 28, 2020	Jun. 30, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	41,400,000
Price per unit	$ 10.00
Proceeds from issuance of shares	$ 414,000,000
Offering costs	24,500,000	$ 8,354,225	$ 8,354,225
Underwriting commissions	14,500,000
Legal fees	$ 900,000
Number of Class A ordinary share in each unit	1
Warrant in each unit (as percent)	33.00%
Exercise price of warrants (in dollars per share)	$ 11.50
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares called by each warrants (in shares)	1
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	5,400,000